SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]


         File No. 33-65170:

         Pre-Effective Amendment No.___

         Post-Effective Amendment No._8_

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


         File No. 811-7822:

         Amendment No._9_


                        (Check appropriate box or boxes.)


                        AMERICAN CENTURY INVESTMENT TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 1, 1999

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------
This filing is being made to extend the date of effectiveness of the Registrant's Post-Effective Amendment No. 7 to July 1, 1999. The Post-Effective Amendment originally requested effectiveness as of June 1, 1999.

The following documents are hereby incorporated by reference:

* Prospectuses for each of the funds under the issuer American Century Investment Trust, dated June 1, 1999 filed pursuant to Rule 485(a) on April 1, 1999 (Accession No. 0000908406-99-000003).

* Statement of Additional Information for American Century Investment Trust, dated June 1, 1999 filed pursuant to Rule 485(a) on April 1, 1999 (Accession No. 0000908406-99-000003).

* Part C to the Registration Statement of American Century Investment Trust, dated June 1, 1999 filed pursuant to Rule 485(a) on April 1, 1999 (Accession No. 0000908406-99-000003).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 28th day of May, 1999.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /*/George A. Rio
                                George A. Rio
                                President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                      Date
*George A. Rio                       President, Principal          May 28, 1999
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer     May 28, 1999
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                      May 28, 1999
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                      May 28, 1999
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                      May 28, 1999
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                      May 28, 1999
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                      May 28, 1999
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                      May 28, 1999
---------------------------------
Isaac Stein

*James E. Stowers III                Director                      May 28, 1999
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                      May 28, 1999
---------------------------------
Jeanne D. Wohlers

/s/Charles A. Etherington
*by Charles A. Etherington, Attorney in Fact (pursuant to a Power of Attorney dated December 18, 1998).